Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
Advance type, balances and interest rate ranges

December 31, 2012
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range

Fixed Rate Bullet	$20,000	0.61% to 3.22%	1.43%	October 2014 through August 2017
Putable	5,000	2.95%	2.95%	January 2013
Mortgage	23	3.00%	3.00%	July 2013
Variable Rate	8,988	0.50%	0.50%	January 2013
LIBOR Adjustable	15,000	0.53% to 0.57%	0.56%	September 2015 through July 2016

Total advances	49,011

Yield adjustment on acquired FHLB advances	(2)

Total	$49,009

December 31, 2011
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range

Fixed Rate Bullet	$39,000	0.28% to 4.90%	1.39%	February 2012 through January 2015
Putable	5,000	2.95%	2.95%	January 2013
Mortgage	52	3.00%	3.00%	July 2013
Variable Rate	12,975	0.40%	0.40%	January 2012 through June 2012
LIBOR Adjustable	15,000	0.66% to 0.78%	0.70%	September 2015 through July 2016

Total advances	72,027

Yield adjustment on acquired FHLB advances	(6)

Total	$72,021

Schedule of repayments advances from Federal Home Loan Banks

2013	$14,011
2014	5,000
2015	15,000
2016	10,000
2017	5,000